Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE
14
Employee Benefits
A
ll eligible full-time employees of the Bank that were hired prior to
2002
were included in a noncontributory retirement plan sponsored by the Financial Institutions Retirement Fund (FIRF). The Home Federal Savings Bank (Employer
#8006)
plan participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan). The Pentegra DB Plan
’
s Employer Identification Number is
13
-
5645888
and the Plan number is
333.
The Pentegra DB Plan operates as a multi-employer plan for accounting purposes under the Employee Retirement Income Security Act of
1974,
as amended (ERISA), and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a sing
le plan under Internal Revenue Code Section
413(c)
and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by a participating employer may
be used to provide benefits to participants of other participating employers.

Effective
September
1,
2002,
the accrual of benefits for existing participants was frozen and no new enrollments were permitted into the plan. The actuarial present value of accumulated plan benefits and net assets available for benefits relating to the Bank's employees was not available at
December
31,
2016
because such information is not accumulated for each participating institution. As of
June
30,
2016,
the Pentegra DB Plan valuation report reflected that the Bank was obligated to make a contribution totaling
$0.2
million which was expensed in
2016
and paid in the
first
quarter of
2017.

Funded status (market value of plan assets divided by funding target) as of
July
1
for the
2016,
2015
, and
2014
plan years were
97.09%,
96.01%,
and
97.98%,
respectively. Market value of plan assets reflects contributions received through
June
30,
2016.

Total employer contributions made to the Pentegra DB Plan, as reported on Form
5500,
equal
$163.1
mil
lion,
$190.8
million, and
$136.5
million for the plan years ended
June
30,
2015,
2014
and
2013,
respectively. The Bank®€™s contributions to the Pentegra DB Plan are not more than
5%
of the total contributions to the Pentegra DB Plan. There is no funding improvement plan or rehabilitation plan as part of this multi-employer plan.

The following contributions were paid by the Bank during the fiscal years ending
December
31:

(Dollars in thousands)
2016			2015		2014
Date Paid	Amount		Date Paid	Amount	Date Paid	Amount
10/15/16	$33	*	10/15/2015	$42	10/15/2014	$46
			12/30/2015	151	12/30/2014	164
Total	$33			$193		$210

*- An additional contribution of
$119,000
was accrued at
December
31,
2016
and paid in the
first
quarter of
2017.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section
401(k)
of the Internal Revenue Code (the
401(k)
Plan). All employees who have attained
18
years of age are eligible to participate in the
401(k)
Plan. Participants are permitted to make contributions to the
401(k)
Plan equal to the lesser of
50%
of their annual salary or the maximum allowed by law, which was
$18,000
for
2016
and
2015
and
$17,500
for
2014.
The Company matches
25%
of each participant®€™s contributions up to a maximum of
8%
of their annual salary. Participant contributions and earnings are fully and immediately vested. The Company
’
s contributions are vested on a
three
year cliff basis, are expensed annually, and were
$0.2
million in
2016
and
2015
and
$0.1
million in
2014.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section
4975(e)(7)
of the Internal Revenue Code and Section
407(d)(6)
of ERISA and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed
$6.1
million from the Company to purchase
912,866
shares of common stock in the initial public offering of HMN in
1994.
As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed
$1.5
million in
1998
to purchase an additional
76,933
shares of HMN common stock to account for the additional employees and avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at
7.52%.
The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed
$0.5
million in
2016,
2015,
and
2014.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral based on the proportion of debt servic
e paid in the year and then allocated to eligible employees. The Company accounts for its ESOP in accordance with ASU
718,
Employers' Accounting for Employee Stock Ownership Plans
. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per common share computations. ESOP compensation expense was
$0.3
million for each of the years ending
December
31,
2016,
2015
and
2014.

All employees of the Bank are eligible to participate in the ESOP after they attain age
18
and complete
one
year of service during which they worked at least
1,000
hours. A summary of the ESOP share allocation is as follows for the years ended
December
31:

	2016	2015	2014
Shares held by participants beginning of the year	334,277	336,024	347,887
Shares allocated to participants	24,377	24,317	24,317
Shares distributed to participants	(18,784)	(26,064)	(36,180)
Shares held by participants end of year	339,870	334,277	336,024

Unreleased shares beginning of the year	304,123	328,440	352,757
Shares released during year	(24,377)	(24,317)	(24,317)
Unreleased shares end of year	279,746	304,123	328,440
Total ESOP shares end of year	619,616	638,400	664,464
Fair value of unreleased shares at December 31	$4,895,555	3,512,621	4,072,656

In
March
2001,
the HMN Financial,
Inc.
2001
Omnibus Stock Plan
(2001
Plan) was adopted by the Company. In
April
2009,
this plan was superseded by the HMN Financial, Inc.
2009
Equity and Incentive Plan
(2009
Plan) and options or restricted shares were no longer awarded from the
2001
Plan. As of
December
31,
2016,
all outstanding options issued under the
2001
Plan have expired.

The purpose of the
2009
Plan is to provide key personnel and advisors with an opportunity to acquire a proprietary interest in the Company. The opportunity to acquire a proprietary interest in the Company is intended to aid in attracting, motivating and retaining key personnel and advisors, including non-employee directors, and to align their interests with those of the Company
’
s stockholders.
350,000
shares of HMN common stock were initially available for distribution under the
2009
Plan in either restricted stock or stock options, subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as
1.2
shares for purposes of determining the total shares available for issuance under the
2009
Plan. As of
December
31,
2016,
there were
15,000
vested and
34,229
unvested options under the
2009
Plan that remain unexercised. These options expire
10
years from the date of grant and have a weighted average exercise price of
$9.25.

A summary of activities under all plans for the past th
ree years is as follows:

					Unvested options
	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Number	Weighted Average Grant Date Fair Value	Vesting Period (in years)
2001 Plan
December 31, 2013	0	0	45,540	$28.21	0
Forfeited/expired	0	0	(30,540)	27.33	0
December 31, 2014	0	0	15,000	30.00	0
Forfeited/expired	0	0	(15,000)	30.00	0
December 31, 2015	0	0	0	0.00	0
December 31, 2016	0	0	0	0.00	0

2009 Plan
December 31, 2013	121,053	101,806	15,000	$4.77	3,000	$4.41
Granted January 7, 2014	(28,627)	23,856	0	N/A	0		3
Granted May 27, 2014	(26,561)	22,134	0	N/A	0		3
Forfeited/expired	30,540	0	0		0
Vested	0	(62,938)	0		(3,000)	4.41
December 31, 2014	96,405	84,858	15,000	4.77	0
Granted January 27, 2015	(11,903)	9,919	0	N/A	0		3
Granted April 28, 2015	(3,158)	2,632	0	N/A	0		1
Granted June 8, 2015	(398)	332	0	N/A	0		1
Forfeited/expired	395	(329)	0		0
Forfeited/expired	15,000	0	0		0
Vested	0	(58,526)	0		0
December 31, 2015	96,341	38,886	15,000	4.77	0
Granted January 26, 2016	(4,087)	3,406	0	N/A	0		3
Granted January 26, 2016	(34,229)	0	34,229	11.21	34,229	4.04	3
Granted April 26, 2016	(3,149)	2,624	0	N/A	0		1
Vested	0	(24,320)	0		0
December 31, 2016	54,876	20,596	49,229	9.25	34,229	4.04
Total all plans	54,876	20,596	49,229	$9.25	34,229	$4.04

The following table summarizes information about stock options outstanding at
December
31,
2016:

Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
May 6, 2009	$4.77	15,000	2.4	15,000	0	$0	N/A
January 26, 2016	$11.21	34,229	9.1	0	34,229	59,528	2.1
		49,229		15,000	34,229	$59,528

The Company will issue shares from
treasury stock upon the exercise of outstanding options.

In accordance with ASC
718,
the Company recognized compensation expense relating to the stock options granted in
2016
over the vesting period. The amount of the expense was determined under the fai
r value method. There were
no
options granted in
2015
or
2014.

The fair value for each option grant is estimated on the date of the grant using a Black Scholes option valuation model. The assumptions used in determining the fair value of the options gran ted during
2016
are as follows:

2016
Risk-free interest rate	2.10%
Expected life (in years)	10
Expected volatility	22.83%
Expected dividends	0.00%